Note 1 - Basis of Presentation, Description of Business, Significant Accounting Policies, Critical Accounting Estimates and Reclassifications (Details) - Fair Value, Assets and Liabilities Measured on Recurring Basis (USD $)
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 1 - Basis of Presentation, Description of Business, Significant Accounting Policies, Critical Accounting Estimates and Reclassifications (Details) - Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Cash and cash equivalents	$ 1,376,084	$ 1,376,084	$ 1,347,806
Derivative liability	547,954	658,453	364,802
Fair Value, Inputs, Level 2 [Member]
Note 1 - Basis of Presentation, Description of Business, Significant Accounting Policies, Critical Accounting Estimates and Reclassifications (Details) - Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Cash and cash equivalents	1,376,084	1,376,084	1,347,806
Fair Value, Inputs, Level 3 [Member]
Note 1 - Basis of Presentation, Description of Business, Significant Accounting Policies, Critical Accounting Estimates and Reclassifications (Details) - Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liability	$ 547,954	$ 658,453	$ 364,802